SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events for adjustment to or disclosure in its consolidated financial statements through the date of this report, and has not identified any recordable or disclosable events, not otherwise reported in these consolidated financial statements or the notes thereto.

NOTE 13 – SUBSEQUENT EVENTS

Subsequent to December 31, 2022, the Company acquired the remaining 75% of its equity-method investment in RCVD for a total contractual purchase price of $13,500,000, which was be paid by the issuance of a five percent (5%) secured convertible note in aggregate principal amount of $8,900,000 payable in quarterly installments of $2,225,000 beginning on March 31, 2023, and continuing until March 31, 2024, 20,000,000 shares of common stock and 33,000,000 warrants to acquire an equivalent number of common shares at a strike price of $0.10 and expiration date of five years from grant date.

Subsequent to December 31, 2022, the Company issued 242,404 shares of common stock pursuant to the conversion of convertible debt in the principal amount of $15,000.

Subsequent to December 31, 2022, the Company paid an aggregate of approximately $241,340 in cash against its convertible notes with 1800 Diagonal, effectively retiring two of the three convertible notes.

Subsequent to December 31, 2022, the Company secured another convertible note with 1800 Diagonal for a principal amount of $104,250 and net funding of $100,000. The note carries an interest rate of 9% and is convertible at the greater of a fixed rate or a discount to market.

Subsequent to December 31, 2022, the Company converted $83,476 in principal and accrued interest with the issuance of 834,760 shares of common stock to a holder of convertible notes.

Subsequent to December 31, 2022, the Company issued 267,810 shares of common stock pursuant to a cashless exercise of 343,750 warrant shares.

Subsequent to December 31, 2022, the Company issued 100,000 shares of common stock pursuant to consulting agreements.

Subsequent to December 31, 2022, the Company entered into a securities purchase agreement with one investor under which the Company issued 3,100 shares of Series C preferred stock at a price of $100 per share for gross proceeds of $310,000. As an inducement to the financing, the Company reduced the strike price of such investor previously owned 1,500,000 stock warrants from $0.68 to $0.07 and issued an additional 1,240,000 warrants convertible into an equivalent number of shares of common stock, at a strike price of $0.07. The proceeds will be used to fund the Company’s working capital.

Management has evaluated subsequent events pursuant to the issuance of the consolidated financial statements and has determined that, other than listed above, no other reportable subsequent events exist through the date of these consolidated financial statements.